Average Annual Total Returns - Voya Index Plus SmallCap Portfolio	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P SmallCap 600® Index 1 Yr		Class I S&P SmallCap 600® Index 5 Yrs		Class I S&P SmallCap 600® Index 10 Yrs		Class I S&P SmallCap 600® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P SmallCap 600® Index 1 Yr		Class S S&P SmallCap 600® Index 5 Yrs		Class S S&P SmallCap 600® Index 10 Yrs		Class S S&P SmallCap 600® Index Since Inception
Total	5.38%	9.49%	9.84%		Dec. 19, 2097	11.29%	[1]	12.37%	[1]	11.92%	[1]	[1]	5.11%	9.22%	9.57%		Jul. 16, 2001	11.29%	[1]	12.37%	[1]	11.92%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.